Property and Equipment, Net - Schedule of Property and Equipment, Net (Details)	Jun. 30, 2025 HKD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 HKD ($)
Schedule of Property and Equipment, Net [Line Items]
Property plant and equipment gross	$ 11,472,355	$ 1,461,465	$ 6,857,432	$ 882,814	$ 2,772,340
Less: accumulated depreciation	(3,702,711)	(471,689)	(2,111,354)	(271,812)	(1,474,658)
Property and equipment, net	7,769,644	989,776	4,746,078	611,002	1,297,682
Furniture, fixtures, and office equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Property plant and equipment gross	3,779,351	481,452	858,303	110,496	603,082
Leasehold improvement [Member]
Schedule of Property and Equipment, Net [Line Items]
Property plant and equipment gross	$ 7,693,004	$ 980,013	$ 5,999,129	$ 772,318	$ 2,169,258